Consolidated Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.1%
AREIT Ltd., Series 2024-CRE9,
Class A, (1-mo. CME Term SOFR
at 1.69% Floor + 1.69%), 5.84%,
05/17/41
(a) (b)
............... USD 1,546 $ 1,546,685
United States — 3.1%
(a)
AMSR Trust
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 2,987,209
Series 2021-SFR1, Class E2,
2.90%, 06/17/38 .......... 3,700 3,479,331
Series 2021-SFR2, Class E2,
2.58%, 08/17/38 .......... 2,000 1,952,273
Series 2022-SFR1, Class E2,
4.64%, 03/17/39 .......... 4,912 4,825,053
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38 ............ 4,000 3,881,043
Home Partners of America Trust
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,838 3,717,765
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,596 3,321,042
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 753 700,663
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39 ............ 4,000 3,884,693
Progress Residential Trust
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 672 643,004
Series 2021-SFR11, Class E2,
3.53%, 01/17/39 .......... 4,000 3,770,696
Series 2021-SFR8, Class E2,
2.53%, 10/17/38 .......... 4,000 3,905,527
Series 2021-SFR9, Class E2,
3.01%, 11/17/40 .......... 3,500 3,264,772
Series 2022-SFR1, Class E2,
3.99%, 02/17/41 .......... 4,000 3,811,868
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,930,040
Tricon American Homes Trust
Series 2020-SFR1, Class E, 3.54%,
07/17/38 ............... 2,000 1,973,181
Series 2020-SFR2, Class E2,
3.08%, 11/17/39 .......... 4,000 3,788,820
Tricon Residential Trust, Series 2021-
SFR1, Class E2, 2.89%, 07/17/38 3,500 3,436,340
56,273,320
Total Asset-Backed Securities — 3.2%
(Cost: $ 59,976,416 ) .............................. 57,820,005
Shares
Shares
Common Stocks
China — 0.0%
(c)
Sunac China Holdings Ltd. ....... 23,520 5,134
Yuzhou Group Holdings Co. Ltd. ... 26,070 854
5,988
Total Common Stocks — 0.0%
(Cost: $ 4,111 ) .................................. 5,988
Security
Par (000)
Pa r (000) Value
Corporate Bonds
China — 0.0%
(d)
China Aoyuan Group Ltd. , 6.20% ,
03/24/26
(c) (e)
............... USD 545 $ 8,175
Fantasia Holdings Group Co. Ltd. ,
10.88% , 01/09/25
(c) (e)
......... 345 6,727
KWG Group Holdings Ltd. , 5.95% ,
08/10/25
(c) (e)
............... 545 34,063
Powerlong Real Estate Holdings Ltd. ,
6.25% , 08/10/24
(c) (e)
.......... 345 20,700
Sunac China Holdings Ltd.
(c)(e)
6.00% , 09/30/26 ............ 51 7,559
6.25% , 09/30/27 ............ 51 7,705
6.50% , 09/30/27 ............ 103 15,448
6.75% , ( 6.75 % Cash or 6.75 % PIK),
09/30/28
(f)
.............. 155 23,228
7.00% , ( 7.00 % Cash or 7.00 % PIK),
09/30/29
(f)
.............. 155 23,285
7.25% , 09/30/30 ............ 73 10,964
Yango Justice International Ltd. , 8.25% ,
11/25/24
(c) (e)
............... 545 681
Yuzhou Group Holdings Co. Ltd.
7.00% , 06/30/27 ............ 27 3,468
4.00% , ( 4.00 % Cash or 4.00 % PIK),
06/30/28
(f)
.............. 23 453
4.50% , ( 4.50 % Cash or 4.50 % PIK),
06/30/29
(f)
.............. 40 437
5.00% , ( 5.00 % Cash or 5.00 % PIK),
06/30/30
(f)
.............. 54 246
5.50% , ( 5.50 % Cash or 5.50 % PIK),
06/30/31
(f)
.............. 75 —
1.00% , ( 1.00 % Cash or 1.00 % PIK),
06/30/34
(f)
.............. 20 8
163,147
Hong Kong — 0.0%
Melco Resorts Finance Ltd. , 5.63% ,
07/17/27
(d)
................ 545 544,864
Macau — 0.1%
Champion Path Holdings Ltd. , 4.85% ,
01/27/28
(d)
................ 545 535,310
MGM China Holdings Ltd. , 4.75% ,
02/01/27
(d)
................ 545 543,092
Studio City Finance Ltd. , 5.00% ,
01/15/29
(a)
................ 545 525,380
1,603,782
Mexico — 0.1%
Petroleos Mexicanos , 7.50% ,
03/20/26
(a)
................ 1,934 1,922,396
Total Corporate Bonds — 0.2%
(Cost: $ 6,446,598 ) .............................. 4,234,189
Foreign Government Obligations
Brazil — 0.8%
Federative Republic of Brazil
10.00% , 01/01/29 ........... BRL 14 2,434,169
10.00% , 01/01/35 ........... 76 11,732,452
14,166,621
Germany — 0.1%
Federal Republic of Germany , 2.90% ,
08/15/56
(d)
................ EUR 1,278 1,390,241

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Israel — 0.0%
State of Israel Government Bond ,
5.75% , 03/12/54 ............ USD 1,080 $ 1,022,263
Japan — 0.4%
Japan Government Bond
2.30% , 12/20/54 ............ JPY 712,050 4,105,319
2.40% , 03/20/55 ............ 544,050 3,206,689
7,312,008
Mexico — 0.4%
United Mexican States
4.88% , 05/19/33 ............ USD 400 387,600
3.50% , 02/12/34 ............ 2,779 2,414,256
6.35% , 02/09/35 ............ 2,221 2,348,708
6.88% , 05/13/37 ............ 1,902 2,053,209
7,203,773
Peru — 0.1%
Republic of Peru
(d)
6.85% , 08/12/35 ............ PEN 4,383 1,333,531
7.60% , 08/12/39 ............ 3,528 1,110,591
2,444,122
South Africa — 0.2%
Republic of South Africa
10.00% , 03/31/33 ........... ZAR 27,986 1,733,397
8.50% , 01/31/37 ............ 25,833 1,376,977
3,110,374
Total Foreign Government Obligations — 2.0%
(Cost: $ 36,731,091 ) .............................. 36,649,402
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0 .8%
United States — 0.8%
(a)
BRAVO Residential Funding Trust,
Series 2023-NQM3, Class A1,
4.85%, 09/25/62
(g)
........... USD 2,249 2,234,886
CSMC Trust, Series 2022-NQM5, Class
A1, 5.17%, 05/25/67
(b)
........ 2,394 2,393,921
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1, 1.24%,
09/25/66
(b)
................ 2,854 2,392,726
J.P. Morgan Mortgage Trust, Series
2023-DSC1, Class A1, 4.62%,
07/25/63
(b)
................ 1,262 1,239,079
PRKCM Trust, Series 2022-AFC2,
Class A1, 5.33%, 08/25/57
(b)
.... 635 634,322
SG Residential Mortgage Trust
Series 2021-1, Class A1, 1.16%,
07/25/61
(b)
.............. 3,515 2,931,613
Series 2022-2, Class A1, 5.35%,
08/25/62
(g)
.............. 1,167 1,167,093
Verus Securitization Trust, Series 2022-
INV2, Class A1, 6.79%, 10/25/67
(g)
831 827,620
13,821,260
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 1 .3%
United States — 1.3%
(a)(b)
BAMLL Trust, Series 2024-BHP,
Class A, (1-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 6.50%,
08/15/39 ................. USD 580 $ 581,527
BFLD Mortgage Trust, Series 2024-
VICT, Class A, (1-mo. CME Term
SOFR at 1.89% Floor + 1.89%),
6.04%, 07/15/41 ............ 585 586,828
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%,
03/09/44 ............... 950 881,764
Series 2020-VIV3, Class B, 3.66%,
03/09/44 ............... 130 122,125
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.84%, 08/15/39 ... 740 740,981
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.69%, 05/15/34 ... 1,974 1,974,629
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.79%, 05/15/41 ... 1,673 1,675,005
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 7.29%, 02/15/39 ... 970 972,827
Commercial Mortgage Trust, Series
2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor +
1.84%), 5.99%, 06/15/41 ....... 870 867,553
CONE Trust, Series 2024-DFW1,
Class A, (1-mo. CME Term SOFR
at 1.64% Floor + 1.64%), 5.79%,
08/15/41 ................. 330 329,739
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 6.14%, 06/10/37 .. 345 350,793
ELM Trust
Series 2024-ELM, Class A10,
5.99%, 06/10/39 .......... 700 707,150
Series 2024-ELM, Class A15,
5.99%, 06/10/39 .......... 700 704,377
Extended Stay America Trust
Series 2021-ESH, Class B, (1-mo.
CME Term SOFR at 1.38% Floor
+ 1.49%), 5.64%, 07/15/38 ... 2,530 2,529,828
Series 2021-ESH, Class C, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.81%), 5.96%, 07/15/38 ... 354 354,176
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.51%, 07/15/38 ... 429 429,227
Series 2025-ESH, Class A, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.45%, 10/15/42 ... 1,839 1,839,000
Great Wolf Trust, Series 2024-WLF2,
Class A, (1-mo. CME Term SOFR +
1.69%), 5.84%, 05/15/41 ....... 1,940 1,943,638
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.69%, 05/15/37 ....... 780 781,219
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 5.79%, 06/15/41 ....... 870 871,359

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
5.42%, 10/15/36 ............ USD 330 $ 328,556
JW Commercial Mortgage Trust, Series
2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor +
1.62%), 5.77%, 06/15/39 ....... 830 832,590
LBA Trust, Series 2024-BOLT, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.74%, 06/15/39 . 1,320 1,321,650
NYC Trust, Series 2024-3ELV, Class A,
(1-mo. CME Term SOFR at 1.99%
Floor + 1.99%), 6.14%, 08/15/29 . 453 454,617
One New York Plaza Trust, Series
2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor +
1.36%), 5.52%, 01/15/36 ....... 385 371,524
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 6.04%, 06/15/39 . 1,000 1,000,000
Wells Fargo Commercial Mortgage
Trust, Series 2024-1CHI, Class A,
5.48%, 07/15/35 ............ 293 295,683
23,848,365
Total Non-Agency Mortgage-Backed Securities — 2.1%
(Cost: $ 37,240,788 ) .............................. 37,669,625
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.0%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(b)
Series 5513 , Class FD , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.71% , 01/25/55 .. 5,021 5,052,711
Series 5516 , Class FC , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.76% , 03/25/55 .. 12,001 12,092,134
17,144,845
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-K65 , Class B ,
4.22% , 07/25/50 ........ 2,000 1,982,685
Series 2018-K73 , Class B ,
3.98% , 02/25/51 ........ 1,350 1,327,783
Series 2018-K82 , Class B ,
4.27% , 09/25/28 ........ 2,043 2,020,844
Series 2018-K83 , Class B ,
4.42% , 11/25/51 ........ 2,000 1,986,966
Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28 ........ 696 648,112
Series 2019-K91 , Class B ,
4.40% , 04/25/51 ........ 2,000 1,957,872
Series 2019-K94 , Class B ,
4.10% , 07/25/52 ........ 2,000 1,958,273
Series 2020-K737 , Class B ,
3.44% , 01/25/53 ........ 932 918,770
12,801,305
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 7.8%
Uniform Mortgage-Backed Securities
(h)
3.50% , 10/25/55 .......... USD 9,944 $ 9,084,055
5.00% , 10/25/55 .......... 20,235 20,066,183
5.50% , 10/25/55 .......... 64,237 64,766,021
6.00% , 10/25/55 .......... 47,258 48,277,679
142,193,938
Total U.S. Government Sponsored Agency Securities
—
9 .5%
(Cost: $ 172,762,232 ) ............................. 172,140,088
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.38% , 01/15/27 - 02/15/55 ..... 45,017 44,907,732
1.75% , 01/15/28 ............ 19,468 19,785,954
3.63% , 04/15/28 ............ 17,325 18,428,495
2.50% , 01/15/29 ............ 20,265 21,173,039
3.88% , 04/15/29 ............ 23,740 25,952,225
3.38% , 04/15/32 ............ 9,100 10,182,892
2.13% , 02/15/40 - 02/15/54 ..... 49,594 47,918,991
0.75% , 02/15/42 - 02/15/45
(i)
.... 66,430 50,757,457
0.63% , 02/15/43 ............ 21,320 16,180,399
1.38% , 02/15/44 ............ 22,545 19,268,028
1.00% , 02/15/46 - 02/15/49 ..... 44,203 33,297,820
0.88% , 02/15/47 ............ 20,549 15,163,120
0.25% , 02/15/50 ............ 20,278 11,982,657
0.13% , 02/15/51 - 02/15/52 ..... 45,038 24,632,037
1.50% , 02/15/53 ............ 22,734 18,186,441
U.S. Treasury Inflation Linked Notes
0.13% , 10/15/26 - 01/15/32 ..... 372,011 354,330,476
0.38% , 01/15/27 - 07/15/27 ..... 92,866 92,187,847
0.50% , 01/15/28 ............ 11,287 11,155,452
1.25% , 04/15/28 ............ 57,746 57,966,523
0.75% , 07/15/28 ............ 46,166 45,952,358
2.38% , 10/15/28 ............ 54,811 57,089,739
0.88% , 01/15/29 ............ 38,053 37,761,260
2.13% , 04/15/29 - 01/15/35
(b)
.... 137,347 141,552,280
0.25% , 07/15/29 ............ 44,645 43,305,412
1.63% , 10/15/29 ............ 62,288 63,520,102
1.63% , 04/15/30
(j)
........... 82,843 84,111,551
0.63% , 07/15/32 ............ 65,658 62,137,129
1.13% , 01/15/33 ............ 63,577 61,615,377
1.38% , 07/15/33 ............ 63,917 62,928,264
1.75% , 01/15/34 ............ 67,245 67,558,548
1.88% , 07/15/34 ............ 69,931 70,945,646
1.88% , 07/15/35
(j)
........... 45,349 45,715,757
Total U.S. Treasury Obligations — 95.8%
(Cost: $ 1,760,761,168 ) ........................... 1,737,651,008
Total Long-Term Investments — 112 .8%
(Cost: $ 2,073,922,404 ) ........................... 2,046,170,305

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.01%
(k) (l)
.... 7,735,538 $ 7,735,538
Total Short-Term Securities — 0 .4%
(Cost: $ 7,735,538 ) .............................. 7,735,538
Total Options Purchased — 0.0%
(Cost: $ 1,097,262 ) .............................. 166,022
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 113.2%
(Cost: $ 2,082,755,204 ) ........................... 2,054,071,865
Total Options Written — (0.0) %
(Premiums Received — $ (471,925) ) .................. (313,733)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(h)
5.50% , 10/25/55 ............ USD (18,000) (18,148,443)
6.00% , 10/25/55 ............ (13,057) (13,338,640)
Total TBA Sale Commitments — ( 1 .7 ) %
(Proceeds: $ (31,587,931) ) ......................... (31,487,083)
Investments Sold Short
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes ,
1.63% , 10/15/27 ............ (2,699) (2,742,346)
Total U.S. Treasury Obligations — ( 0 .2 ) %
(Proceeds: $ (2,743,364) ) ..........................
(2,742,346)
Total Investments Sold Short — ( 0 .2 ) %
(Proceeds: $ (2,743,364) ) .......................... (2,742,346)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 111 .3%
(Cost: $ 2,047,951,984 ) ........................... 2,019,528,703
Liabilities in Excess of Other Assets — (11.3) % ........... (205,742,688)
Net Assets — 100.0% .............................. $ 1,813,786,015
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Represents or includes a TBA transaction.
(i)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(k)
Affiliate of the Fund.
(l)
Annualized 7-day yield as of period end.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Inflation Protected Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 5,480,467 $ 2,255,071
(a)
$ — $ — $ — $ 7,735,538 7,735,538 $ 192,519 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF
(b)
... 4,678,578 — (4,723,596) (8,784) 53,802 — — 168,138 —
iShares Residential and
Multisector Real Estate
ETF
(b)
.............. 2,620,268 — (2,701,544) (232,187) 313,463 — — 44,011 —
$ (240,971) $ 367,265 $ 7,735,538 $ 404,668 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Fixed Income Clearing
Corporation - BOFA ... 4 .28% 09/30/25 10/01/25   $ 27,378,906 $ 27,382,161 U.S. Treasury Obligations Overnight
U.S. Bancorp Investments,
Inc. .............. 4 .20 09/30/25 10/01/25   58,411,250 58,418,065 U.S. Treasury Obligations Overnight
U.S. Bancorp Investments,
Inc. .............. 4 .28 09/30/25 10/01/25   26,343,750 26,346,882 U.S. Treasury Obligations Overnight
$ 112,133,906 $ 112,147,108

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Inflation Protected Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 94 12/08/25 $ 14,189 $ 11,547
Australia 10-Year Bond ...................................................... 308 12/15/25 23,101 (85,336)
Canada 10-Year Bond ....................................................... 53 12/18/25 4,664 8,721
3-mo. SOFR ............................................................. 8 03/17/26 1,926 (413)
3-mo. SOFR ............................................................. 21 06/16/26 5,066 2,546
3-mo. SOFR ............................................................. 96 09/15/26 23,210 (11,582)
3-mo. SOFR ............................................................. 15 12/15/26 3,632 4,077
(70,440)
Short Contracts
Euro-BTP ............................................................... 2 12/08/25 281 (3,229)
U.S. Treasury 10-Year Note ................................................... 282 12/19/25 31,721 54,103
U.S. Treasury 10-Year Ultra Note ............................................... 516 12/19/25 59,380 (116,462)
U.S. Treasury Long Bond ..................................................... 88 12/19/25 10,258 (211,982)
U.S. Treasury Ultra Bond ..................................................... 24 12/19/25 2,882 (55,583)
Long Gilt ................................................................ 1 12/29/25 122 (878)
U.S. Treasury 2-Year Note .................................................... 102 12/31/25 21,253 587
U.S. Treasury 5-Year Note .................................................... 344 12/31/25 37,555 18,318
3-mo. CORRA ............................................................ 11 03/17/26 1,930 (1,020)
3-mo. EURIBOR .......................................................... 6 09/14/26 1,726 1,478
(314,668)
$ (385,108)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 29,911,099 USD 5,411,619 Barclays Bank plc 12/17/25 $ 106,864
MXN 68,046,876 USD 3,622,000 JPMorgan Chase Bank NA 12/17/25 63,124
USD 20,742,197 EUR 17,541,000 Morgan Stanley & Co. International plc 12/17/25 56,093
USD 1,222,690 GBP 898,000 Citibank NA 12/17/25 14,855
USD 480,466 JPY 70,137,000 Royal Bank of Canada 12/17/25 2,401
USD 6,853,078 JPY 1,000,426,000 UBS AG 12/17/25 34,013
277,350
CNY 63,777,241 USD 9,017,000 Citibank NA 12/17/25 (21,101)
EUR 20,024,000 USD 23,632,080 Wells Fargo Bank NA 12/17/25 (17,775)
GBP 968,000 USD 1,303,029 Societe Generale SA 12/17/25 (1,042)
USD 69,641 AUD 106,000 Societe Generale SA 12/17/25 (562)
USD 11,979,964 BRL 66,215,658 Barclays Bank plc 12/17/25 (236,568)
USD 4,224,406 EUR 3,591,000 Deutsche Bank AG 12/17/25 (10,461)
USD 2,373,000 PEN 8,299,567 Citibank NA 12/17/25 (12,589)
USD 3,074,055 ZAR 53,623,000 State Street Bank and Trust Co. 12/17/25 (13,761)
(313,859)
$ (36,509)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ................ Up and In Barclays Bank plc 11/20/25 JPY 150.00 JPY 155.00 USD 19,373 $ 5,871
$ –

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Inflation Protected Bond Portfolio

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 30-Year Bond .................... 427 10/24/25 USD 111.00 USD 42,700 $ 33,359
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ........................... Standard Chartered Bank 01/16/26 CNH 7.00 USD 41,650 $ 125,159
$ —
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
30-Year Interest Rate Swap
(a)
4.33% Annual 1-day SOFR Annual Citibank NA 10/14/25 4 .33 % USD 26,169 $ 1,633
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 30-Year Bond ..................... 427 10/24/25 USD 106.00 USD 42,700 $ (6,672)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ............................. Standard Chartered Bank 01/16/26 CNH 6.85 USD 41,650 $ (33,132)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.30% Annual 1-day SOFR Annual Deutsche Bank AG 12/30/25 3 .30 % USD 5,119 $ (18,832)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual Deutsche Bank AG 12/30/25 4 .00 USD 5,119 (18,533)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual Citibank NA 09/20/27 4 .30 USD 85,095 (236,564)
(255,097)
$ (273,929)
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 29,161 $ 2,365,568 $ 1,389,429 $ 976,139
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 3.80% At Termination N/A 05/16/26 USD 34,558 $ (81,975) $ — $ (81,975)
1-day SOFR At Termination 3.90% At Termination N/A 05/16/26 USD 26,520 (36,516) — (36,516)
3.79% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 34,558 84,142 — 84,142
3.81% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 26,520 59,213 11,875 47,338
1.02% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 5,346,957 (18,031) — (18,031)
1.00% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 2,358,501 (4,653) — (4,653)
1.03% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 5,771,689 (22,562) — (22,562)
0.69% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 2,289,736 49,250 — 49,250
0.68% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 2,263,277 48,983 — 48,983
0.70% At Termination 1-day TONAR At Termination 05/11/26
(a)
05/11/27 JPY 1,807,365 39,526 — 39,526
1-day TONAR At Termination 1.01% At Termination 09/11/26
(a)
09/11/27 JPY 1,349,275 (10,226) — (10,226)
1.29% Annual 1-day TONAR Annual N/A 08/13/35 JPY 158,796 18,573 — 18,573
1.30% Annual 1-day TONAR Annual N/A 08/13/35 JPY 284,543 32,069 — 32,069
1.30% Annual 1-day TONAR Annual N/A 08/13/35 JPY 286,259 32,397 — 32,397
1-day TONAR Annual 2.03% Annual N/A 08/12/45 JPY 99,775 (11,320) — (11,320)
1-day TONAR Annual 2.04% Annual N/A 08/12/45 JPY 159,418 (16,955) — (16,955)
1-day TONAR Annual 2.04% Annual N/A 08/12/45 JPY 160,327 (17,097) — (17,097)
$ 144,818 $ 11,875 $ 132,943
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 3.20% At Termination 07/15/27 GBP 8,855 $ (63,733) $ (991) $ (62,742)
UK Retail Price Index All
Items Monthly At Termination 3.23% At Termination 07/15/27 GBP 8,855 (57,751) 184 (57,935)
UK Retail Price Index All
Items Monthly At Termination 3.28% At Termination 07/15/27 GBP 5,145 (26,334) — (26,334)
UK Retail Price Index All
Items Monthly At Termination 3.30% At Termination 07/15/27 GBP 5,248 (24,132) — (24,132)
UK Retail Price Index All
Items Monthly At Termination 3.32% At Termination 07/15/27 GBP 10,281 (43,929) — (43,929)
UK Retail Price Index All
Items Monthly At Termination 3.43% At Termination 07/15/27 GBP 5,042 (6,797) 47 (6,844)
UK Retail Price Index All
Items Monthly At Termination 3.26% At Termination 08/15/27 GBP 8,586 (31,156) — (31,156)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.85% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 10/15/27 USD 34,000 $ (9,662) $ — $ (9,662)
2.85% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 10/15/27 USD 21,800 (4,581) — (4,581)
2.87% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/15/28 USD 39,000 (41,135) — (41,135)
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1 (85,574) — (85,574)
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 2,301 18,437 (311) 18,748
2.67% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 3,051 4,434 — 4,434
2.68% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 2,331 1,718 — 1,718
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 2,330 1,603 — 1,603
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 4,661 2,630 — 2,630
2.72% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 4,661 (5,665) — (5,665)
2.75% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 3,806 (9,712) — (9,712)
3.34% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 8,855 75,118 541 74,577
3.36% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 8,855 66,899 2,137 64,762
3.41% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 5,145 25,859 — 25,859
3.42% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 5,248 22,851 — 22,851
3.43% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 10,281 42,000 — 42,000
3.49% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 5,042 3,828 (735) 4,563
3.37% At Termination
UK Retail Price Index All
Items Monthly At Termination 08/15/29 GBP 8,586 44,628 — 44,628
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 5,429 46,757 — 46,757
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 2,674 22,907 — 22,907
3.32% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 4,060 30,060 1,564 28,496
3.35% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 4,065 22,940 (410) 23,350
3.39% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 2,245 6,049 — 6,049
3.40% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 2,290 4,700 — 4,700
3.41% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 4,486 8,487 — 8,487
3.46% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 2,200 (2,978) (537) (2,441)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/17/30 USD 11,515 (10,241) — (10,241)
2.70% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/22/30 USD 3,771 (5,348) — (5,348)
3.35% At Termination
UK Retail Price Index All
Items Monthly At Termination 08/15/30 GBP 3,747 12,430 — 12,430
2.63% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/09/30 USD 10,950 6,594 — 6,594

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Inflation Protected Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.06% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 03/15/35 EUR 2,175 $ (22,123) $ 7,771 $ (29,894)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 2.02% At Termination 03/15/35 EUR 2,175 36,698 (9,960) 46,658
UK Retail Price Index All
Items Monthly At Termination 3.20% At Termination 07/15/35 GBP 4,060 (20,557) (1,077) (19,480)
UK Retail Price Index All
Items Monthly At Termination 3.21% At Termination 07/15/35 GBP 4,065 (14,510) (1,982) (12,528)
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 2,245 721 — 721
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 2,290 178 — 178
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 4,486 (211) — (211)
UK Retail Price Index All
Items Monthly At Termination 3.27% At Termination 07/15/35 GBP 2,200 8,354 1,252 7,102
UK Retail Price Index All
Items Monthly At Termination 3.20% At Termination 08/15/35 GBP 3,747 (9,215) — (9,215)
2.23% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/55 EUR 1,048 (4,593) — (4,593)
2.24% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/55 EUR 532 (3,403) — (3,403)
2.24% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/55 EUR 798 (4,185) — (4,185)
2.24% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/55 EUR 798 (4,530) — (4,530)
$ 4,825 $ (2,507) $ 7,332
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .31%
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Inflation Protected Bond Portfolio

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 57,820,005 $ — $ 57,820,005
Common Stocks
China ............................................... 854 5,134 — 5,988
Corporate Bonds ........................................ — 4,234,189 — 4,234,189
Foreign Government Obligations .............................. — 36,649,402 — 36,649,402
Non-Agency Mortgage-Backed Securities ........................ — 37,669,625 — 37,669,625
U.S. Government Sponsored Agency Securities .................... — 172,140,088 — 172,140,088
U.S. Treasury Obligations ................................... — 1,737,651,008 — 1,737,651,008
Short-Term Securities
Money Market Funds ...................................... 7,735,538 — — 7,735,538
Options Purchased
Foreign currency exchange contracts ........................... — 131,030 — 131,030
Interest rate contracts ...................................... 33,359 1,633 — 34,992
Liabilities
Investments
TBA Sale Commitments .................................... — (31,487,083) — (31,487,083)
Investment Sold Short
U.S. Treasury Obligations ................................... — (2,742,346) — (2,742,346)
$ 7,769,751 $ 2,012,072,685 $ — $ 2,019,842,436
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 976,139 $ — $ 976,139
Foreign currency exchange contracts ............................ — 277,350 — 277,350
Interest rate contracts ....................................... 101,377 352,278 — 453,655
Other contracts ........................................... — 522,802 — 522,802
Liabilities
Foreign currency exchange contracts ............................ — (346,991) — (346,991)
Interest rate contracts ....................................... (493,157) (493,264) — (986,421)
Other contracts ........................................... — (515,470) — (515,470)
$ (391,780) $ 772,844 $ — $ 381,064
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $112,147,108 are categorized as Level 2 within the fair value hierarchy.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Inflation Protected Bond Portfolio

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CNH Chinese Yuan Offshore
CNY Chinese Yuan
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
PEN Peruvian Sol
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
CSMC Credit Suisse Mortgage Capital
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate